UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------

        This Amendment (Check only one):    |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Starwood Real Estate Securities, LLC
Address:       591 West Putnam Avenue
               Greenwich, CT 06830


Form 13F File Number: 028-12189
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven N. Gottschalk
Title:         Chief Financial Officer and Chief Compliance Officer
Phone:         203-422-7739

Signature, Place and Date of Signing:


 /s/ Steven N. Gottschalk           Greenwich, CT           November 14, 2007
--------------------------------    --------------          -----------------
        [Signature]                 [City, State]              [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               1
                                                    ----------------------------

Form 13F Information Table Entry Total:                          25
                                                    ----------------------------

Form 13F Information Table Value Total:                       $323,637
                                                    ----------------------------

                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-12188                   Starwood Capital Group Management, LLC
-        --------                   --------------------------------------



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

                                           STARWOOD REAL ESTATE SECURITIES, LLC
                                                           FORM 13F
                                               Quarter Ended September 30, 2007

                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MGRS     SOLE   SHARED   NONE
------------------------------ ---------------- --------- --------    --------  --- ----   -------  ----- --------- ------  -------
AMERICAN CAMPUS CMNTYS INC     COM              024835100    8,488    289,800    SH         SOLE            289,800
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BIOMED REALTY TRUST INC        COM              09063H107   11,626    482,400    SH         SOLE            482,400
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC          COM              101121101   15,419    148,400    SH         SOLE            148,400
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CAMDEN PPTY TR                 SH BEN INT       133131102    7,421    115,500    SH         SOLE            115,500
-----------------------------------------------------------------------------------------------------------------------------------
COHEN & STEERS INC             COM              19247A100   10,024    270,700    SH         SOLE            270,700
-----------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407   11,164    666,000    SH         SOLE            666,000
-----------------------------------------------------------------------------------------------------------------------------------
DIAMONDROCK HOSPITALITY CO     COM              252784301   10,080    579,000    SH         SOLE            579,000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL RLTY INVT TR           SH BEN INT NEW   313747206    9,058    102,236    SH         SOLE            102,236
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE RLTY TR             COM              421946104    5,284    198,200    SH         SOLE            198,200
-----------------------------------------------------------------------------------------------------------------------------------
HFF INC                        CL A             40418F108    2,779    234,100    SH         SOLE            234,100
-----------------------------------------------------------------------------------------------------------------------------------
INTERSTATE HOTELS & RESRTS I   COM              46088S106    3,877    852,000    SH         SOLE            852,000
-----------------------------------------------------------------------------------------------------------------------------------
MACERICH CO                    COM              554382101   15,896    181,500    SH         SOLE            181,500
-----------------------------------------------------------------------------------------------------------------------------------
MAGUIRE PPTYS INC              COM              559775101   10,707    414,500    SH         SOLE            414,500
-----------------------------------------------------------------------------------------------------------------------------------
MAGUIRE PPTYS INC              COM              559775101      542     21,000    SH  PUT    SOLE             21,000
-----------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW          CL A             571903202   14,584    335,500    SH         SOLE            335,500
-----------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107   85,877  1,675,000    SH         SHARED-
                                                                                            OTHER    1                 1,675,000
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PROLOGIS                       SH BEN INT       743410102    8,652    130,400    SH         SOLE            130,400
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW       COM              828806109   18,520    185,200    SH         SOLE            185,200
-----------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP             SPON ADR         78440X101   11,280     96,600    SH         SOLE             96,600
-----------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC      COM              86768K106    3,113     88,000    SH         SOLE             88,000
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SUNSTONE HOTEL INVS INC NEW    COM              867892101    7,046    274,800    SH         SOLE            274,800
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TAUBMAN CTRS INC               COM              876664103    5,475    100,000    SH         SOLE            100,000
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THOMAS PPTYS GROUP INC         COM              884453101   18,124  1,510,323    SH         SOLE          1,510,323
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VORNADO RLTY TR                SH BEN INT       929042109   20,306    185,700    SH         SOLE            185,700
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WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101    8,295    250,000    SH         SHARED-
                                                                                            OTHER    1                   250,000
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